Fees Summary	Dec. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 305,475,000.00
Previously Paid Amount	0.00
Total Fee Amount	42,186.10
Total Offset Amount	0.00
Net Fee	42,186.10
Narrative - Max Aggregate Offering Price	$ 305,475,000.00
Final Prospectus	true